Right-of-use assets and leases payable - Summary of Information About Right of Use Assets (Detail) (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Transfer to property, plant and equipment	R$ (22,348)	[1]	R$ 4,491	[2]	R$ 5,311	[3]

[1]	Refers to the amortization of the right of use, which is being capitalized as Construction in progress until the beginning of its operation. Additionally, the cost includes the advance balance of the grant of Maceió carried out in Ipiranga.
[2]	Refers to the amortization of the right of use, which is being capitalized as Construction in progress until the beginning of its operation.
[3]	Refers to R$ 5,311 transferred to property, plant and equipment.